LIQUIDITY AND GOING CONCERN (Details Textual) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Apr. 02, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Liquidity And Going Concern [Line Items]
Cash and cash equivalents		$ 315		$ 315	$ 214	$ 1,402	$ 1,033	$ 157
Stock Issued During Period, Value, New Issues			$ 2,819
Series E Preferred Stock [Member]
Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, New Issues	200,000	444	3,278	1,400
Stock Issued During Period, Value, New Issues		$ 400	$ 2,950	$ 1,260
Series G Preferred Stock [Member] | Stock Purchase Agreement [Member] | Cayman Islands [Member]
Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, New Issues				535
Stock Issued During Period, Value, New Issues				$ 2,000
Original Issue Discount Percentage				8.00%